Employee Benefits and Other Expenses	12 Months Ended
Dec. 31, 2018
Defined Benefit Plan [Abstract]
Employee Benefits and Other Expenses

Note 22: Employee Benefits and Other Expenses
Pension and Postretirement Plans
We sponsor a frozen noncontributory qualified defined benefit retirement plan, the Wells Fargo & Company Cash Balance Plan (Cash Balance Plan), which covers eligible employees of Wells Fargo. The Cash Balance Plan was frozen on July 1, 2009, and no new benefits accrue after that date.
Prior to July 1, 2009, eligible employees’ Cash Balance Plan accounts were allocated a compensation credit based on a percentage of their certified compensation; the freeze discontinued the allocation of compensation credits after June 30, 2009. Investment credits continue to be allocated to participants’ accounts based on their accumulated balances.
We did not make a contribution to our Cash Balance Plan in 2018. We do not expect that we will be required to make a contribution to the Cash Balance Plan in 2019; however, this is dependent on the finalization of the actuarial valuation in 2019. Our decision of whether to make a contribution in 2019 will be based on various factors including the actual investment performance of plan assets during 2019. Given these uncertainties, we cannot estimate at this time the amount, if any, that we will contribute in 2019 to the Cash Balance Plan. For the nonqualified pension plans and postretirement benefit plans, there is no minimum required contribution beyond the amount needed to fund benefit payments; we may contribute more to our postretirement benefit plans dependent on various factors.
We recognize settlement losses for our Cash Balance Plan based on assessing whether lump sum payments will, in aggregate for the year, exceed the sum of its annual service and interest cost (threshold). In 2018, lump sum payments (included in the “Benefits paid” line in Table 22.1) exceeded this threshold. Settlement losses of $134 million were recognized in 2018, representing the pro rata portion of the net loss in cumulative other comprehensive income based on the percentage reduction in the Cash Balance Plan’s projected benefit obligation attributable to 2018 lump sum payments.
We sponsored the Pension and Life Assurance Plan of Wachovia Bank to employees in the United Kingdom (UK Pension Plan). In September 2017, an annuity contract was entered into that effected a full settlement of this UK Pension Plan, resulting in a plan settlement of $74 million and a settlement loss of $7 million.
Our nonqualified defined benefit plans are unfunded and provide supplemental defined benefit pension benefits to certain eligible employees. The benefits under these plans were frozen in prior years.
We provide health care and life insurance benefits for certain retired employees, and we reserve the right to amend, modify or terminate any of the benefits at any time.
The benefit obligation for the qualified plans, nonqualified plans and other benefits plans was $10.1 billion, $557 million and $555 million, respectively, at December 31, 2018, a decrease from $11.1 billion, $621 million and $611 million, respectively, at December 31, 2017. The decreases were primarily due to benefits paid (net of participant contributions), and actuarial gains, reflecting an increase in the discount rates, see Table 22.5. The information set forth in the following tables is based on current actuarial reports using the measurement date of December 31 for our pension and postretirement benefit plans.
Table 22.1 presents the changes in the benefit obligation and the fair value of plan assets, the funded status, and the amounts recognized on the balance sheet.

Table 22.1: Changes in Benefit Obligation and Fair Value of Plan Assets

	December 31, 2018			December 31, 2017
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$11,110	621	611	10,774	630	731
Service cost	11	—	—	5	—	—
Interest cost	392	21	21	412	24	28
Plan participants’ contributions	—	—	48	—	—	40
Actuarial loss (gain)	(674)	(27)	(33)	634	46	(102)
Benefits paid	(719)	(57)	(92)	(651)	(79)	(88)
Medicare Part D subsidy	—	—	2	—	—	1
Amendment	1	—	—	—	—	—
Settlement	—	—	—	(74)	—	—
Other	13	—	—	—	—	—
Foreign exchange impact	(5)	(1)	(2)	10	—	1
Benefit obligation at end of year	10,129	557	555	11,110	621	611

Change in plan assets:
Fair value of plan assets at beginning of year	10,667	—	565	10,120	—	549
Actual return on plan assets	(478)	—	(17)	1,253	—	56
Employer contribution	10	57	5	11	79	7
Plan participants’ contributions	—	—	48	—	—	40
Benefits paid	(719)	(57)	(92)	(651)	(79)	(88)
Medicare Part D subsidy	—	—	2	—	—	1
Settlement	—	—	—	(74)	—	—
Other	1	—	—	—	—	—
Foreign exchange impact	(4)	—	—	8	—	—
Fair value of plan assets at end of year	9,477	—	511	10,667	—	565
Funded status at end of year	$(652)	(557)	(44)	(443)	(621)	(46)
Amounts recognized on the balance sheet at end of year:
Assets	$1	—	—	—	—	—
Liabilities	(653)	(557)	(44)	(443)	(621)	(46)

Table 22.2 provides information for pension and post retirement plans with benefit obligations in excess of plan assets.

Table 22.2: Plans with Benefit Obligations in Excess of Plan Assets

	December 31, 2018		December 31, 2017
(in millions)	Pension Benefits	Other Benefits	Pension Benefits	Other Benefits
Projected benefit obligation	$10,640	N/A	11,721	N/A
Accumulated benefit obligation	10,627	555	11,717	611
Fair value of plan assets	9,429	511	10,656	565

Table 22.3 presents the components of net periodic benefit cost and other comprehensive income (OCI).

Table 22.3: Net Periodic Benefit Cost and Other Comprehensive Income

	December 31, 2018			December 31, 2017			December 31, 2016
	Pension benefits			Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Service cost	$11	—	—	5	—	—	3	—	—
Interest cost (1)	392	21	21	412	24	28	422	26	39
Expected return on plan assets (1)	(641)	—	(31)	(652)	—	(30)	(608)	—	(30)
Amortization of net actuarial loss (gain) (1)	131	14	(18)	148	11	(9)	146	12	(5)
Amortization of prior service credit (1)	—	—	(10)	—	—	(10)	—	—	(2)
Settlement loss (1)	134	2	—	7	6	—	5	2	—
Net periodic benefit cost	27	37	(38)	(80)	41	(21)	(32)	40	2
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	445	(27)	15	33	46	(128)	302	9	(82)
Amortization of net actuarial gain (loss)	(131)	(14)	18	(148)	(11)	9	(146)	(12)	5
Prior service cost (credit) (2)	1	—	—	1	—	—	—	—	(177)
Amortization of prior service credit	—	—	10	—	—	10	—	—	2
Settlement	(134)	(2)	—	(8)	(6)	—	(5)	(2)	—
Total recognized in other comprehensive income	181	(43)	43	(122)	29	(109)	151	(5)	(252)
Total recognized in net periodic benefit cost and other comprehensive income	$208	(6)	5	(202)	70	(130)	119	35	(250)

(1)
Effective January 1, 2018, we adopted ASU 2017-07 – Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Accordingly, 2018 balances are reported in other noninterest expense on the consolidated statement of income. For 2017 and 2016, these balances were reported in employee benefits.

(2)	In 2016, a prior service credit of $177 million was recognized for an amendment that reduced the Wells Fargo & Company Retiree Plan obligation.
Table 22.4 provides the amounts recognized in cumulative OCI (pre tax).

Table 22.4: Benefits Recognized in Cumulative OCI

	December 31, 2018			December 31, 2017
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Net actuarial loss (gain)	$3,336	149	(327)	3,156	192	(360)
Net prior service cost (credit)	1	—	(156)	—	—	(166)
Total	$3,337	149	(483)	3,156	192	(526)

Plan Assumptions
For additional information on our pension accounting assumptions, see Note 1 (Summary of Significant Accounting Policies). Table 22.5 presents the weighted-average assumptions used to estimate the projected benefit obligation for pension benefits.

Table 22.5: Weighted-Average Assumptions Used to Estimate Projected Benefit Obligation

	December 31, 2018			December 31, 2017
	Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	4.30%	4.20	4.24	3.65	3.55	3.54
Interest crediting rate	3.22	2.18	N/A	2.74	1.54	N/A

Table 22.6 presents the weighted-average assumptions used to determine the net periodic benefit cost.

Table 22.6: Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

	December 31, 2018			December 31, 2017			December 31, 2016
	Pension benefits			Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate (1)	3.65%	3.65	3.54	3.98	3.93	4.00	3.99	4.11	4.16
Interest crediting rate (1)	2.74	1.68	N/A	2.92	1.85	N/A	3.03	2.02	N/A
Expected return on plan assets	6.24	N/A	5.75	6.70	N/A	5.75	6.75	N/A	5.75

(1)	Includes the impact of interim re-measurements as applicable.

To account for postretirement health care plans, we used health care cost trend rates to recognize the effect of expected changes in future health care costs due to medical inflation, utilization changes, new technology, regulatory requirements and Medicare cost shifting. In determining the end of year benefit obligation, we assumed an average annual increase of approximately 8.40% for health care costs in 2019. This rate is assumed to trend down 0.50%-0.60% per year until the trend rate reaches an ultimate rate of 4.50% in 2026. The 2018 periodic benefit cost was determined using an initial annual trend rate of 9.00%. This rate was assumed to decrease 0.40%-0.70% per year until the trend rate reached an ultimate rate of 4.50% in 2026.

Investment Strategy and Asset Allocation
We seek to achieve the expected long-term rate of return with a prudent level of risk, given the benefit obligations of the pension plans and their funded status. Our overall investment strategy is designed to provide our Cash Balance Plan with long-term growth opportunities while ensuring that risk is mitigated through diversification across numerous asset classes and various investment strategies. We target the asset allocation for our Cash Balance Plan at a target mix range of 25%-45% equities, 45%-65% fixed income, and approximately 10% in real estate, venture capital, private equity and other investments. The Employee Benefit Review Committee (EBRC), which includes several members of senior management, formally reviews the investment risk and performance of our Cash Balance Plan on a quarterly basis. Annual Plan liability analysis and periodic asset/liability evaluations are also conducted.
Other benefit plan assets include (1) assets held in a 401(h) trust, which are invested with a target mix of 40%-60% for both equities and fixed income, and (2) assets held in the Retiree Medical Plan Voluntary Employees’ Beneficiary Association (VEBA) trust, which are invested with a general target asset mix of 20%-40% equities and 60%-80% fixed income. Members of the EBRC formally review the investment risk and performance of these assets on a quarterly basis.

Projected Benefit Payments
Future benefits that we expect to pay under the pension and other benefit plans are presented in Table 22.7.

Table 22.7: Projected Benefit Payments

	Pension benefits
(in millions)	Qualified	Non- qualified	Other Benefits
Year ended December 31,
2019	$784	52	46
2020	771	50	48
2021	767	49	48
2022	759	46	47
2023	711	44	46
2024-2028	3,381	199	198

Fair Value of Plan Assets
Table 22.8 presents the balances of pension plan assets and other benefit plan assets measured at fair value. See Note 18 (Fair Values of Assets and Liabilities) for fair value hierarchy level definitions.

Table 22.8: Pension and Other Benefit Plan Assets

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2018
Cash and cash equivalents	$2	284	—	286	69	22	—	91
Long duration fixed income (1)	902	4,414	—	5,316	—	—	—	—
Intermediate (core) fixed income (2)	—	118	—	118	—	183	—	183
High-yield fixed income	—	114	—	114	—	—	—	—
International fixed income	55	186	—	241	—	—	—	—
Domestic large-cap stocks (3)	582	238	—	820	—	115	—	115
Domestic mid-cap stocks	167	89	—	256	—	28	—	28
Domestic small-cap stocks	141	7	—	148	—	17	—	17
Global stocks (4)	72	357	—	429	—	—	—	—
International stocks (5)	449	110	—	559	9	40	—	49
Emerging market stocks	—	205	—	205	—	—	—	—
Real estate	148	33	14	195	—	—	—	—
Hedge funds/absolute return	63	32	—	95	—	—	—	—
Other	34	44	8	86	4	—	24	28
Plan investments - excluding investments at NAV	$2,615	6,231	22	8,868	82	405	24	511
Investments at NAV (6)				566				—
Net receivables				43				—
Total plan assets				$9,477				511
December 31, 2017
Cash and cash equivalents	$1	234	—	235	85	23	—	108
Long duration fixed income (1)	875	4,424	—	5,299	—	—	—	—
Intermediate (core) fixed income (2)	—	255	—	255	—	185	—	185
High-yield fixed income	—	267	—	267	—	—	—	—
International fixed income	60	223	—	283	—	—	—	—
Domestic large-cap stocks (3)	825	300	—	1,125	—	130	—	130
Domestic mid-cap stocks	227	133	—	360	—	34	—	34
Domestic small-cap stocks	224	12	—	236	—	20	—	20
Global stocks (4)	89	391	—	480	—	—	—	—
International stocks (5)	542	257	—	799	23	38	—	61
Emerging market stocks	—	305	—	305	—	—	—	—
Real estate	157	31	20	208	—	—	—	—
Hedge funds/absolute return	62	28	—	90	—	—	—	—
Other	—	72	8	80	3	—	23	26
Plan investments - excluding investments at NAV	$3,062	6,932	28	10,022	111	430	23	564
Investments at NAV (6)				594				—
Net receivables				51				1
Total plan assets				$10,667				565

(1)
This category includes a diversified mix of assets, which are being managed in accordance with a duration target of approximately 10 years and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.

(2)
This category includes assets that are intermediate duration, investment grade bonds held in investment strategies benchmarked to the Bloomberg Barclays Capital U.S. Aggregate Bond Index, including U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.

(3)
This category covers a broad range of investment styles, including active, enhanced index and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across eight unique investment strategies with no single investment manager strategy representing more than 2.0% of total plan assets.

(4)
This category consists of five unique investment strategies providing exposure to broadly diversified, global equity investments, which generally have an allocation of 40-60% in U.S. domiciled equities and an equivalent allocation range in non-U.S. equities, with no single strategy representing more than 1.5% of total Plan assets.

(5)
This category includes assets diversified across four unique investment strategies providing exposure to companies in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.

(6)	Consists of certain investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.
Table 22.9 presents the changes in Level 3 pension plan and other benefit plan assets measured at fair value.

Table 22.9: Fair Value Level 3 Pension and Other Benefit Plan Assets

	Balance beginning of year	Gains (losses)		Purchases, sales and settlements (net)	Transfers Into/ (Out of) Level 3	Balance end of year
(in millions)		Realized	Unrealized (1)
Quarter ended December 31, 2018
Pension plan assets:
Real estate	$20	(2)	(1)	(3)	—	14
Other	8	—	—	—	—	8
Total pension plan assets	$28	(2)	(1)	(3)	—	22
Other benefits plan assets:
Other	$23	1	—	—	—	24
Total other benefit plan assets	$23	1	—	—	—	24
Quarter ended December 31, 2017
Pension plan assets:
Long duration fixed income	$19	—	—	—	(19)	—
Real estate	25	(3)	5	(4)	(3)	20
Other	8	—	—	—	—	8
Total pension plan assets	$52	(3)	5	(4)	(22)	28
Other benefits plan assets:
Other	$23	—	—	—	—	23
Total other benefit plan assets	$23	—	—	—	—	23

(1)	All unrealized gains (losses) relate to instruments held at period end.

VALUATION METHODOLOGIES  Following is a description of the valuation methodologies used for assets measured at fair value.
Cash and Cash Equivalents – includes investments in collective investment funds valued at fair value based upon the fund’s NAV per share held at year-end. The NAV per share is quoted on a private market that is not active; however, the NAV per share is based on underlying investments traded on an active market. This group of assets also includes investments in registered investment companies valued at the NAV per share held at year-end and in interest-bearing bank accounts.
Long Duration, Intermediate (Core), High-Yield, and International Fixed Income – includes investments traded on the secondary markets; prices are measured by using quoted market prices for similar securities, pricing models, and discounted cash flow analyses using significant inputs observable in the market where available, or a combination of multiple valuation techniques. This group of assets also includes highly liquid government securities such as U.S. Treasuries, limited partnerships valued at the NAV, registered investment companies and collective investment funds described above.
Domestic, Global, International and Emerging Market Stocks – investments in exchange-traded equity securities are valued at quoted market values. This group of assets also includes investments in registered investment companies and collective investment funds described above.
Real Estate – includes investments in real estate, which are valued at fair value based on an income capitalization valuation approach. Market values are estimates, and the actual market price of the real estate can only be determined by negotiation between independent third parties in sales transactions. This group of assets also includes investments in exchange-traded equity securities and collective investment funds described above.
Hedge Funds / Absolute Return – includes investments in registered investment companies, and limited partnerships, as described above.
Other – insurance contracts that are stated at cash surrender value. This group of assets also includes investments in registered investment companies and collective investment funds described above.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While we believe our valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Defined Contribution Retirement Plans
We sponsor a qualified defined contribution retirement plan, the Wells Fargo & Company 401(k) Plan (401(k) Plan). Under the 401(k) Plan, after one month of service, eligible employees may contribute up to 50% of their certified compensation, subject to statutory limits. Eligible employees who complete one year of service are eligible for quarterly company matching contributions, which are generally dollar for dollar up to 6% of an employee’s eligible certified compensation. Matching contributions are 100% vested. The 401(k) Plan includes an employer discretionary profit sharing contribution feature to allow us to make a contribution to eligible employees’ 401(k) Plan accounts for a plan year. Eligible employees who complete one year of service are eligible for profit sharing contributions. Profit sharing contributions are vested after three years of service. Total defined contribution retirement plan expenses were $1.2 billion in each of the following years, 2018, 2017 and 2016.
Other Expenses
Table 22.10 presents expenses exceeding 1% of total interest income and noninterest income in any of the years presented that are not otherwise shown separately in the financial statements or Notes to Financial Statements.

Table 22.10: Other Expenses

	Year ended December 31,
(in millions)	2018	2017	2016
Outside professional services	$3,306	3,813	3,138
Operating losses	3,124	5,492	1,608
Contract services (1)	2,192	1,638	1,497
Credit card rewards and rebates (2)	1,401	1,201	1,047
Operating leases	1,334	1,351	1,329
Outside data processing	660	891	888

(1)	The periods prior to 2018 have been revised to conform with the current period presentation whereby temporary help is included in contract services rather than in all other noninterest expense.

(2)	Noninterest income from card fees is net of cardholder rewards and rebates expense.